ACCUMULATED OTHER COMPREHENSIVE LOSS - SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ 278,811,000	$ 799,776,000	$ 877,026,000
Other comprehensive (loss) income before reclassifications	(36,506,000)	(56,581,000)
Amount of gains reclassified to earnings	(3,058,000)	(2,191,000)
Net period other comprehensive (loss) income	(39,564,000)	(58,772,000)	(61,557,000)
Balance at end of period	496,522,000	278,811,000	799,776,000
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Loss
Balance at beginning of period	(139,784,000)	(76,800,000)
Other comprehensive (loss) income before reclassifications	(36,600,000)	(60,793,000)
Amount of gains reclassified to earnings	0	(2,191,000)
Net period other comprehensive (loss) income	(36,600,000)	(62,984,000)
Balance at end of period	(176,384,000)	(139,784,000)	(76,800,000)
Unrealized Gain (Loss) on Available-For-Sale Security
Accumulated Other Comprehensive Loss
Balance at beginning of period	2,964,000	(1,248,000)
Other comprehensive (loss) income before reclassifications	94,000	4,212,000
Amount of gains reclassified to earnings	(3,058,000)	0
Net period other comprehensive (loss) income	(2,964,000)	4,212,000
Balance at end of period	0	2,964,000	(1,248,000)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss
Balance at beginning of period	(136,820,000)	(78,048,000)	(16,388,000)
Net period other comprehensive (loss) income	(39,564,000)	(58,772,000)	(61,660,000)
Balance at end of period	(176,384,000)	(136,820,000)	$ (78,048,000)
AOCI tax	$ 0	$ 0